Fair Value Measurements - Schedule of inputs into the monte carlo simulation (FY) (Details) - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Input
Risk-free interest rate	4.76%	1.37%	4.74%
Expected term (years)	9 months 18 days	6 years 3 months	10 months 24 days
Expected volatility	8.40%	10.80%	7.70%
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Fair value of Common stock (in Dollars)	$ 10.34	$ 9.07	$ 10.13